Consolidated Statement of Profit and Loss and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 43,177	$ 171,138
Cost of sales
Cost of Sales	(54,836)	(116,275)
Gross Profit/(Loss)	(11,659)	54,863
Research and development expenses	(35,315)	(88,769)
Selling, marketing and administrative expenses	(48,671)	(78,001)
Operating Loss	(95,645)	(111,907)
Finance income	36,804	5,139
Finance expense	(34,185)	(95,315)
Net finance (expense)/income	2,619	(90,176)
Loss before Tax	(93,026)	(202,083)
Tax expense for the period	(774)	(1,485)
Loss for the period	(93,800)	(203,568)
(Loss)/Gain attributable to non-controlling interest	149	139
Net loss attributable to equity holders of parent-basic and diluted	$ (93,949)	$ (203,707)
Net loss per share attributable to equity holders of parent - basic	$ (0.29)	$ (0.8)
Net loss per share attributable to equity holders of parent - diluted	$ (0.29)	$ (0.8)
Weighted-average number of Ordinary and Common Shares used in loss per share - basic	318,843,574	253,945,274
Weighted-average number of Ordinary and Common Shares used in loss per share - diluted	318,843,574	253,945,274
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences - foreign operations	$ (25,081)	$ 34,959
Total Comprehensive loss for the year	(118,881)	(168,609)
Total comprehensive income attributable to:
Equity holders of the parent	(119,030)	(168,748)
Non-controlling interest	149	139
Total comprehensive profit/(loss)	$ (118,881)	$ (168,609)